Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31,
	2018	2017
Raw materials	$4,835	$3,298
Work in progress	3,930	3,275
Finished goods	16,326	13,045
Total inventories	$25,091	$19,618